Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2024

Principal Amount		SHORT-TERM INVESTMENTS - 97.5%					Fair Value
		U.S. TREASURY SECURITIES - 94.5%		Yield Rate (%)	Maturity
$ 135,000,000		U.S. Treasury Bill		-	2/1/2024		$ 135,000,000
191,500,000		U.S. Treasury Bill		4.58	2/8/2024		191,307,862
117,500,000		U.S. Treasury Bill*		4.96	2/15/2024		117,260,886
4,500,000		U.S. Treasury Bill		5.10	2/22/2024		4,486,212
132,000,000		U.S. Treasury Bill*		5.16	2/29/2024		131,460,833
73,500,000		U.S. Treasury Bill*		5.21	3/7/2024		73,123,987
117,500,000		U.S. Treasury Bill		5.27	3/28/2024		116,540,355
65,500,000		U.S. Treasury Bill*		5.26	4/4/2024		64,901,161
131,500,000		U.S. Treasury Bill		5.24	4/11/2024		130,173,553
137,500,000		U.S. Treasury Bill		5.25	4/18/2024		135,973,452
72,000,000		U.S. Treasury Bill		5.27	4/25/2024		71,127,765
		TOTAL U.S. TREASURY SECURITIES (Cost - $1,171,385,242)					1,171,356,066

Shares
		MONEY MARKET FUND - 3.0%
37,083,218		First American Treasury Obligations Fund - Institutional Shares, 5.25% + (Cost - $37,083,218)					37,083,218

		TOTAL INVESTMENTS - 97.5% (Cost - $1,208,468,460)					$ 1,208,439,284
		OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 2.5%					30,970,207
		NET ASSETS - 100.0%					$ 1,239,409,491

+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2024.
* All or a portion of this security is segregated as collateral for swap contracts.

TOTAL RETURN SWAPS
Notional Amount at January 31, 2024	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 153,948,759	1,576,052	iShares Core U.S. Aggregate Bond ETF	OBFR	49 bps	7/9/2024	JPM	$ -	$ (299,672)
8,941,216	92,605	iShares Core U.S. Aggregate Bond ETF	OBFR	49 bps	8/12/2024	JPM	-	103,302
23,028,460	240,173	iShares Core U.S. Aggregate Bond ETF	OBFR	49 bps	10/15/2024	JPM	-	540,932
116,053,198	1,198,373	iShares Core U.S. Aggregate Bond ETF	OBFR	32 bps	1/13/2025	JPM	-	2,193,713
19,695,179	232,465	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	49 bps	4/17/2024	JPM	-	613,780
108,986,670	1,293,833	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	49 bps	6/26/2024	JPM	-	4,235,335
22,266,956	262,613	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	49 bps	7/9/2024	JPM	-	697,537
29,162,791	344,265	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	49 bps	10/15/2024	JPM	-	986,173
10,263,793	118,392	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	30 bps	1/13/2025	JPM	-	120,617
7,722,841	88,245	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	30 bps	2/10/2025	JPM	-	13,198
27,773,295	258,469	iShares TIPS Bond ETF	OBFR	59 bps	3/18/2024	JPM	-	(598,197)
29,522,004	271,043	iShares TIPS Bond ETF	OBFR	59 bps	6/20/2024	JPM	-	(815,959)
19,789,620	182,292	iShares TIPS Bond ETF	OBFR	59 bps	6/24/2024	JPM	-	(498,993)
7,342,462	67,899	iShares TIPS Bond ETF	OBFR	59 bps	6/26/2024	JPM	-	(152,386)
27,039,523	251,486	iShares TIPS Bond ETF	OBFR	59 bps	7/15/2024	JPM	-	(407,449)
58,561,657	549,978	iShares TIPS Bond ETF	OBFR	59 bps	8/7/2024	JPM	-	(394,913)
30,118,141	284,146	iShares TIPS Bond ETF	OBFR	59 bps	8/12/2024	JPM	-	(40,146)
35,123,879	326,210	iShares TIPS Bond ETF	OBFR	59 bps	8/26/2024	JPM	-	(525,477)
55,014,393	516,553	iShares TIPS Bond ETF	OBFR	59 bps	9/9/2024	JPM	-	(209,202)
23,503,410	224,205	iShares TIPS Bond ETF	OBFR	59 bps	10/8/2024	JPM	-	323,816
24,775,237	234,576	iShares TIPS Bond ETF	OBFR	59 bps	10/15/2024	JPM	-	184,064
23,342,332	221,837	iShares TIPS Bond ETF	OBFR	16 bps	1/13/2025	JPM	-	407,501
6,773,240	63,515	iShares TIPS Bond ETF	OBFR	59 bps	1/15/2025	JPM	-	27,945
9,848,964	92,004	iShares TIPS Bond ETF	OBFR	16 bps	2/10/2025	JPM	-	39,210
22,787,765	56,366	SPDR S&P 500 ETF Trust	OBFR	49 bps	2/29/2024	JPM	-	3,500,116
2,413,986	5,830	SPDR S&P 500 ETF Trust	OBFR	49 bps	3/18/2024	JPM	-	309,806
14,693,956	37,863	SPDR S&P 500 ETF Trust	OBFR	49 bps	4/17/2024	JPM	-	3,065,961
409,681	1,001	SPDR S&P 500 ETF Trust	OBFR	49 bps	5/13/2024	JPM	-	59,398
7,236,532	17,566	SPDR S&P 500 ETF Trust	OBFR	49 bps	5/24/2024	JPM	-	1,007,453
15,504,969	37,631	SPDR S&P 500 ETF Trust	OBFR	49 bps	6/17/2024	JPM	-	2,202,324
6,811,890	16,567	SPDR S&P 500 ETF Trust	OBFR	49 bps	6/26/2024	JPM	-	995,007
14,805,551	34,710	SPDR S&P 500 ETF Trust	OBFR	49 bps	7/9/2024	JPM	-	1,572,457
13,404,499	30,894	SPDR S&P 500 ETF Trust	OBFR	49 bps	7/15/2024	JPM	-	1,180,460
11,713,393	26,394	SPDR S&P 500 ETF Trust	OBFR	49 bps	8/6/2024	JPM	-	733,354
11,279,568	25,715	SPDR S&P 500 ETF Trust	OBFR	49 bps	8/12/2024	JPM	-	863,082
83,625	189	SPDR S&P 500 ETF Trust	OBFR	49 bps	8/13/2024	JPM	-	5,613
6,518,392	14,917	SPDR S&P 500 ETF Trust	OBFR	49 bps	9/30/2024	JPM	-	575,278
12,680,348	29,860	SPDR S&P 500 ETF Trust	OBFR	49 bps	11/6/2024	JPM	-	1,557,092
12,222,905	28,919	SPDR S&P 500 ETF Trust	OBFR	49 bps	12/3/2024	JPM	-	1,630,053
10,313,292	22,674	SPDR S&P 500 ETF Trust	OBFR	19 bps	1/8/2025	JPM	-	598,270
1,640,393	3,550	SPDR S&P 500 ETF Trust	OBFR	19 bps	1/13/2025	JPM	-	69,555
10,800,534	23,109	SPDR S&P 500 ETF Trust	OBFR	19 bps	2/10/2025	JPM	-	320,346
10,928,950	22,933	SPDR S&P 500 ETF Trust	OBFR	49 bps	2/12/2025	JPM	-	111,451
59,049,782	1,290,810	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	2/29/2024	JPM	-	772,216
41,001,488	905,240	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	3/18/2024	JPM	-	1,057,644
1,644,528	36,964	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	4/1/2024	JPM	-	76,024
3,048,579	67,656	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	4/8/2024	JPM	-	102,848

Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2024

TOTAL RETURN SWAPS (Continued)
Notional Amount at January 31, 2024	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 5,685,012	126,446	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	5/3/2024	JPM	$ -	$ 204,561
5,766,673	127,666	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	5/6/2024	JPM	-	179,899
5,047,871	111,728	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	5/10/2024	JPM	-	160,809
6,852,868	149,528	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	6/4/2024	JPM	-	139,975
716,163	15,527	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	6/17/2024	JPM	-	9,665
2,611,238	57,836	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	6/26/2024	JPM	-	102,877
3,069,051	66,733	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	7/8/2024	JPM	-	66,667
7,194,103	159,056	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	10/8/2024	JPM	-	320,692
2,467,990	57,839	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	12/3/2024	JPM	-	273,401
12,040,004	261,791	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	1/8/2025	JPM	-	422,493
4,621,042	99,532	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	1/13/2025	JPM	-	122,101
67,790	1,439	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	2/10/2025	JPM	-	134
6,012,105	126,704	Vanguard FTSE Developed Markets Index ETF	OBFR	59 bps	2/12/2025	JPM	-	(27,607)
4,141,564	104,956	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	2/5/2024	JPM	-	(80,711)
14,084,752	342,628	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	3/18/2024	JPM	-	(752,374)
24,855,824	646,871	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	4/17/2024	JPM	-	438,360
37,759,642	931,541	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	5/13/2024	JPM	-	(1,259,567)
758,417	19,309	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	6/26/2024	JPM	-	3,614
18,642,661	469,352	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	7/5/2024	JPM	-	(95,270)
26,284,393	648,357	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	10/8/2024	JPM	-	(424,181)
4,844,361	119,561	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	10/15/2024	JPM	-	(69,516)
17,019,901	419,416	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	12/24/2024	JPM	-	(211,881)
7,147,144	177,411	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	1/8/2025	JPM	-	(18,439)
6,606,878	163,554	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	1/13/2025	JPM	-	(27,667)
5,737,803	141,844	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	2/10/2025	JPM	-	(135,767)
16,293,542	406,830	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	59 bps	2/12/2025	JPM	-	(217,582)
5,768,303	70,033	Vanguard Real Estate Index ETF	OBFR	54 bps	4/17/2024	JPM	-	70,639
6,074,327	73,817	Vanguard Real Estate Index ETF	OBFR	54 bps	5/13/2024	JPM	-	44,206
10,851,606	132,091	Vanguard Real Estate Index ETF	OBFR	54 bps	5/24/2024	JPM	-	117,285
9,250,392	112,823	Vanguard Real Estate Index ETF	OBFR	54 bps	6/17/2024	JPM	-	146,501
5,085,523	64,757	Vanguard Real Estate Index ETF	OBFR	54 bps	6/26/2024	JPM	-	319,916
11,109,250	134,381	Vanguard Real Estate Index ETF	OBFR	54 bps	7/15/2024	JPM	-	129,185
2,973,062	36,960	Vanguard Real Estate Index ETF	OBFR	54 bps	9/23/2024	JPM	-	117,176
40,369,256	499,776	Vanguard Real Estate Index ETF	OBFR	54 bps	10/15/2024	JPM	-	1,574,872
10,693,145	130,835	Vanguard Real Estate Index ETF	OBFR	54 bps	1/6/2025	JPM	-	321,633
							$ -	$ 30,876,636
# Each total return swap accesses a single exchange-traded fund as referenced below and settles to cash upon termination of the swap.
^ Includes accrued dividend and interest income, and swap fees.
ETF - Exchange-Traded Fund
JPM - JP Morgan
OBFR - Overnight Bank Funding Rate